PIMCO Funds

Supplement Dated July 16, 2012 to the
PIMCO International Fundamental IndexPLUS® TR Strategy Fund – Institutional Class,
Class P, Administrative Class and Class D Prospectus and PIMCO International
Fundamental IndexPLUS® TR Strategy Fund – Class A, Class C and Class R Prospectus
(each dated August 19, 2011) (each a "Prospectus"), each as supplemented from time to time

(PIMCO International Fundamental IndexPLUS® TR Strategy Fund)

Effective immediately, the fourth sentence of the fifth paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).